Quarterly Holdings Report
for

Fidelity® Series Opportunistic Insights Fund

March 31, 2021

O1T-QTLY-0521
1.951056.108

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
COMMUNICATION SERVICES - 18.6%
Entertainment - 3.9%
Activision Blizzard, Inc.	196,770	$18,299,610
Netflix, Inc. (a)	325,409	169,752,859
Nintendo Co. Ltd.	19,700	11,103,620
Sea Ltd. ADR (a)	2,500	558,075
Skillz, Inc. (a)(b)	61,000	1,161,440
Spotify Technology SA (a)	42,282	11,329,462
Take-Two Interactive Software, Inc. (a)	23,100	4,081,770
The Walt Disney Co. (a)	554,372	102,292,721
		318,579,557
Interactive Media & Services - 13.3%
Alphabet, Inc.:
Class A (a)	68,817	141,936,439
Class C (a)	74,510	154,133,621
Bumble, Inc. (b)	78,400	4,890,592
Facebook, Inc. Class A (a)	2,475,754	729,183,823
Kuaishou Technology Class B (c)	51,500	1,788,631
Match Group, Inc. (a)	41,932	5,760,618
NAVER Corp.	4,754	1,597,593
Snap, Inc. Class A (a)	350,400	18,322,416
Tencent Holdings Ltd.	175,200	13,982,284
Twitter, Inc. (a)	50,700	3,226,041
Zoominfo Technologies, Inc.	55,296	2,703,974
		1,077,526,032
Media - 0.5%
Charter Communications, Inc. Class A (a)	30,297	18,693,855
Comcast Corp. Class A	297,400	16,092,314
Discovery Communications, Inc. Class A (a)(b)	30,900	1,342,914
		36,129,083
Wireless Telecommunication Services - 0.9%
T-Mobile U.S., Inc.	590,737	74,013,439

TOTAL COMMUNICATION SERVICES		1,506,248,111

CONSUMER DISCRETIONARY - 13.1%
Automobiles - 0.7%
General Motors Co.	259,400	14,905,124
Hyundai Motor Co.	86,200	16,768,567
Rad Power Bikes, Inc. (d)(e)	145,919	703,890
Tesla, Inc. (a)	1,300	868,309
Toyota Motor Corp.	287,400	22,365,475
		55,611,365
Diversified Consumer Services - 0.1%
Chegg, Inc. (a)	19,008	1,628,225
H&R Block, Inc.	128,200	2,794,760
		4,422,985
Hotels, Restaurants & Leisure - 1.0%
Airbnb, Inc.	102,700	18,336,366
Chipotle Mexican Grill, Inc. (a)	19,054	27,072,304
Deliveroo Holdings PLC (a)	587,600	3,159,255
Deliveroo Holdings PLC	2,026,200	7,226,457
Evolution Gaming Group AB (c)	66,525	9,795,802
Flutter Entertainment PLC (Ireland)	6,015	1,292,960
Hilton Worldwide Holdings, Inc.	48,400	5,852,528
Penn National Gaming, Inc. (a)	31,200	3,271,008
Starbucks Corp.	50,800	5,550,916
		81,557,596
Household Durables - 1.2%
Blu Investments LLC (d)(e)	21,093,998	6,539
D.R. Horton, Inc.	408,800	36,432,256
Garmin Ltd.	63,699	8,398,713
Lennar Corp. Class A	364,029	36,850,656
Mohawk Industries, Inc. (a)	36,600	7,038,546
Sony Corp.	81,500	8,625,428
Tempur Sealy International, Inc.	53,500	1,955,960
Whirlpool Corp.	7,800	1,718,730
		101,026,828
Internet & Direct Marketing Retail - 7.4%
Alibaba Group Holding Ltd. (a)	389,300	11,061,035
Amazon.com, Inc. (a)	173,577	537,061,124
Coupang, Inc. Class A (a)(b)	67,400	3,326,190
Doordash, Inc.	54,195	6,751,261
eBay, Inc.	408,400	25,010,416
JD.com, Inc. Class A	142,500	6,009,557
Meituan Class B (a)(c)	83,720	3,211,343
The Booking Holdings, Inc. (a)	600	1,397,904
Wayfair LLC Class A (a)	17,059	5,369,320
Zomato Pvt Ltd. (d)(e)	90	479,846
ZOZO, Inc.	47,800	1,416,047
		601,094,043
Specialty Retail - 1.6%
Academy Sports & Outdoors, Inc. (b)	75,337	2,033,346
Best Buy Co., Inc.	82,900	9,517,749
Burlington Stores, Inc. (a)	9,000	2,689,200
Cazoo Holdings Ltd. (d)(e)	33,832	495,558
Dick's Sporting Goods, Inc.	32,593	2,481,957
L Brands, Inc.	34,600	2,140,356
Lowe's Companies, Inc.	55,900	10,631,062
National Vision Holdings, Inc. (a)	32,100	1,406,943
O'Reilly Automotive, Inc. (a)	1,600	811,600
RH (a)	1,500	894,900
The Home Depot, Inc.	274,155	83,685,814
TJX Companies, Inc.	158,700	10,498,005
Williams-Sonoma, Inc.	31,900	5,716,480
		133,002,970
Textiles, Apparel & Luxury Goods - 1.1%
China Hongxing Sports Ltd. (a)(e)	22,200	936
Deckers Outdoor Corp. (a)	39,584	13,079,345
Dr. Martens Ltd. (a)	702,800	4,390,965
Hermes International SCA	742	821,415
Levi Strauss & Co. Class A (b)	37,600	899,016
lululemon athletica, Inc. (a)	20,934	6,420,667
LVMH Moet Hennessy Louis Vuitton SE	2,442	1,631,138
NIKE, Inc. Class B	424,343	56,390,941
Tapestry, Inc.	90,000	3,708,900
		87,343,323

TOTAL CONSUMER DISCRETIONARY		1,064,059,110

CONSUMER STAPLES - 2.0%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)	700	844,396
Constellation Brands, Inc. Class A (sub. vtg.)	52,100	11,878,800
Keurig Dr. Pepper, Inc.	118,100	4,059,097
Monster Beverage Corp. (a)	56,300	5,128,367
PepsiCo, Inc.	57,100	8,076,795
The Coca-Cola Co.	104,450	5,505,560
		35,493,015
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	202,637	71,425,490
Walmart, Inc.	36,300	4,930,629
		76,356,119
Food Products - 0.0%
Bunge Ltd.	32,300	2,560,421
Freshpet, Inc. (a)	4,100	651,121
		3,211,542
Personal Products - 0.6%
Estee Lauder Companies, Inc. Class A	137,252	39,919,744
L'Oreal SA (a)	13,125	5,027,942
L'Oreal SA (a)	12,803	4,904,590
		49,852,276

TOTAL CONSUMER STAPLES		164,912,952

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Canadian Natural Resources Ltd.	82,800	2,559,704
Hess Corp.	89,057	6,301,673
Reliance Industries Ltd.	456,925	12,512,443
		21,373,820
FINANCIALS - 15.6%
Banks - 5.8%
Bank of America Corp.	5,517,862	213,486,081
Citigroup, Inc.	79,700	5,798,175
HDFC Bank Ltd. (a)	74,300	1,520,179
HDFC Bank Ltd. sponsored ADR (a)	33,700	2,618,153
JPMorgan Chase & Co.	966,424	147,118,726
Kotak Mahindra Bank Ltd. (a)	410,087	9,827,714
M&T Bank Corp.	58,200	8,823,702
Royal Bank of Canada	414,900	38,254,526
SVB Financial Group (a)	1,500	740,490
The Toronto-Dominion Bank	552,600	36,039,704
Wells Fargo & Co.	147,900	5,778,453
		470,005,903
Capital Markets - 2.9%
BlackRock, Inc. Class A	42,400	31,967,904
Brookfield Asset Management, Inc. (Canada) Class A	37,300	1,659,163
Goldman Sachs Group, Inc.	239,973	78,471,171
Moody's Corp.	2,310	689,789
Morgan Stanley	1,443,200	112,078,912
MSCI, Inc.	26,111	10,947,820
		235,814,759
Consumer Finance - 0.2%
Capital One Financial Corp.	150,700	19,173,561
Diversified Financial Services - 4.9%
Berkshire Hathaway, Inc. Class A (a)	1,022	394,187,444
Coinbase, Inc. (a)(d)(e)	6,500	2,424,500
		396,611,944
Insurance - 1.8%
Admiral Group PLC	432,193	18,476,418
AIA Group Ltd.	121,400	1,485,544
American International Group, Inc.	255,700	11,815,897
Arthur J. Gallagher & Co.	30,412	3,794,505
Chubb Ltd.	196,268	31,004,456
Direct Line Insurance Group PLC	194,700	840,939
Fairfax Financial Holdings Ltd. (sub. vtg.)	12,400	5,412,604
Hartford Financial Services Group, Inc.	59,300	3,960,647
Intact Financial Corp.	17,000	2,083,234
Intact Financial Corp. rights 12/31/21 (a)(d)(e)	9,400	1,006,048
Oscar Health, Inc. Class A	172,762	4,179,458
Progressive Corp.	183,800	17,573,118
The Travelers Companies, Inc.	269,108	40,473,843
		142,106,711

TOTAL FINANCIALS		1,263,712,878

HEALTH CARE - 8.9%
Biotechnology - 1.6%
23andMe, Inc. (a)(d)	9,536	195,731
AbbVie, Inc.	481,029	52,056,958
Acceleron Pharma, Inc. (a)	14,722	1,996,450
Alnylam Pharmaceuticals, Inc. (a)	19,700	2,781,443
Argenx SE ADR (a)	4,700	1,294,333
Cullinan Oncology, Inc.	14,700	612,549
Genmab A/S (a)	3,100	1,019,935
Idorsia Ltd. (a)	217,234	5,824,165
Innovent Biologics, Inc. (a)(c)	269,324	2,731,660
Kodiak Sciences, Inc. (a)	12,400	1,406,036
Mirati Therapeutics, Inc. (a)	12,078	2,068,961
Moderna, Inc. (a)	5,100	667,845
Passage Bio, Inc. (a)	37,200	650,256
Regeneron Pharmaceuticals, Inc. (a)	85,181	40,302,538
Replimune Group, Inc. (a)	12,900	393,579
Revolution Medicines, Inc. (a)	36,300	1,665,444
TG Therapeutics, Inc. (a)	14,500	698,900
Turning Point Therapeutics, Inc. (a)	42,737	4,042,493
Vertex Pharmaceuticals, Inc. (a)	34,450	7,402,961
Zai Lab Ltd. (a)	32,200	4,339,148
		132,151,385
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	220,113	26,378,342
Danaher Corp.	315,535	71,020,618
Edwards Lifesciences Corp. (a)	113,008	9,451,989
Envista Holdings Corp. (a)	136,912	5,586,010
Hologic, Inc. (a)	343,000	25,512,340
Intuitive Surgical, Inc. (a)	28,850	21,318,419
Medtronic PLC	52,100	6,154,573
Sonova Holding AG Class B	5,600	1,483,616
Venus MedTech Hangzhou, Inc. (H Shares) (a)(c)	194,000	1,573,391
West Pharmaceutical Services, Inc.	4,825	1,359,589
		169,838,887
Health Care Providers & Services - 1.8%
AmerisourceBergen Corp.	31,800	3,754,626
Guardant Health, Inc. (a)	26,510	4,046,752
HCA Holdings, Inc.	28,800	5,424,192
Henry Schein, Inc. (a)	20,624	1,428,006
Laboratory Corp. of America Holdings (a)	18,900	4,820,067
McKesson Corp.	12,700	2,477,008
Oak Street Health, Inc. (a)	77,700	4,216,779
Owens & Minor, Inc.	65,000	2,443,350
Patterson Companies, Inc.	168,024	5,368,367
Surgery Partners, Inc. (a)	44,600	1,973,996
UnitedHealth Group, Inc.	306,278	113,956,855
		149,909,998
Health Care Technology - 0.1%
Veeva Systems, Inc. Class A (a)	20,518	5,360,122
Life Sciences Tools & Services - 1.2%
10X Genomics, Inc. (a)	15,427	2,792,287
Bio-Rad Laboratories, Inc. Class A (a)	21,875	12,494,344
Bio-Techne Corp.	2,100	802,053
Eurofins Scientific SA (a)	47,680	4,557,578
IQVIA Holdings, Inc. (a)	41,400	7,995,996
Mettler-Toledo International, Inc. (a)	22,856	26,414,451
Thermo Fisher Scientific, Inc.	86,260	39,367,339
Waters Corp. (a)	2,700	767,259
WuXi AppTec Co. Ltd. (H Shares) (c)	50,400	991,261
		96,182,568
Pharmaceuticals - 2.1%
Bristol-Myers Squibb Co.	270,440	17,072,877
Eli Lilly & Co.	331,352	61,903,181
Hansoh Pharmaceutical Group Co. Ltd. (a)(c)	748,563	3,586,778
Horizon Therapeutics PLC (a)	417,519	38,428,449
Jazz Pharmaceuticals PLC (a)	72,200	11,867,514
Royalty Pharma PLC	383,800	16,741,356
Supernus Pharmaceuticals, Inc. (a)	22,191	580,960
UCB SA	41,700	3,966,897
Zoetis, Inc. Class A	77,775	12,248,007
		166,396,019

TOTAL HEALTH CARE		719,838,979

INDUSTRIALS - 5.2%
Aerospace & Defense - 0.2%
HEICO Corp. Class A	23,500	2,669,600
Northrop Grumman Corp.	2,500	809,100
Space Exploration Technologies Corp.:
Class A (a)(d)(e)	21,291	8,942,007
Class C (a)(d)(e)	783	328,852
The Boeing Co.	16,600	4,228,352
		16,977,911
Air Freight & Logistics - 0.9%
United Parcel Service, Inc. Class B	415,115	70,565,399
Airlines - 0.0%
Southwest Airlines Co.	12,900	787,674
Building Products - 0.7%
Carrier Global Corp.	101,800	4,297,996
Fortune Brands Home & Security, Inc.	216,658	20,760,170
The AZEK Co., Inc.	33,542	1,410,441
Toto Ltd.	253,520	15,603,146
Trane Technologies PLC	66,558	11,019,342
		53,091,095
Commercial Services & Supplies - 0.3%
Cintas Corp.	53,544	18,275,103
Clean TeQ Holdings Ltd. (a)	5,306	11,728
GFL Environmental, Inc. (b)	33,400	1,167,330
TulCo LLC (a)(d)(e)(f)	7,549	6,151,227
		25,605,388
Electrical Equipment - 0.6%
Acuity Brands, Inc.	39,352	6,493,080
AMETEK, Inc.	27,800	3,550,894
Shoals Technologies Group, Inc.	12,208	424,594
Vestas Wind Systems A/S	172,603	35,605,728
		46,074,296
Industrial Conglomerates - 0.5%
General Electric Co.	3,267,296	42,899,596
Machinery - 0.5%
Deere & Co.	59,500	22,261,330
IDEX Corp.	8,048	1,684,607
Illinois Tool Works, Inc.	3,500	775,320
Ingersoll Rand, Inc. (a)	51,400	2,529,394
Otis Worldwide Corp.	33,700	2,306,765
PACCAR, Inc.	104,681	9,726,959
Pentair PLC	27,900	1,738,728
		41,023,103
Professional Services - 0.2%
Clarivate Analytics PLC (a)	460,025	12,140,060
CoStar Group, Inc. (a)	3,282	2,697,443
Experian PLC	38,731	1,334,322
Thomson Reuters Corp.	36,100	3,162,448
		19,334,273
Road & Rail - 1.3%
Canadian Pacific Railway Ltd.	134,000	51,181,666
Uber Technologies, Inc. (a)	27,200	1,482,672
Union Pacific Corp.	239,300	52,744,113
		105,408,451

TOTAL INDUSTRIALS		421,767,186

INFORMATION TECHNOLOGY - 30.4%
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	1,499,712	98,936,001
CDW Corp.	22,903	3,796,172
Keysight Technologies, Inc. (a)	16,588	2,378,719
Samsung SDI Co. Ltd.	9,458	5,582,282
Zebra Technologies Corp. Class A (a)	9,900	4,803,282
		115,496,456
IT Services - 6.0%
Accenture PLC Class A	191,829	52,992,761
Adyen BV (a)(c)	15,750	35,144,635
ASAC II LP (a)(d)(e)	2,013,117	338,204
Edenred SA	13,809	721,272
MasterCard, Inc. Class A	329,037	117,153,624
MongoDB, Inc. Class A (a)	55,961	14,965,650
Okta, Inc. (a)	176,710	38,952,185
PayPal Holdings, Inc. (a)	317,726	77,156,582
Shopify, Inc. Class A (a)	56,888	62,805,855
Snowflake Computing, Inc.	18,300	4,195,824
Snowflake Computing, Inc. Class B (c)	4,983	1,142,502
Square, Inc. (a)	52,000	11,806,600
Twilio, Inc. Class A (a)	34,600	11,790,296
Visa, Inc. Class A	248,847	52,688,375
Wix.com Ltd. (a)	4,500	1,256,490
		483,110,855
Semiconductors & Semiconductor Equipment - 8.3%
Advanced Micro Devices, Inc. (a)	967,953	75,984,311
Analog Devices, Inc.	155,700	24,145,956
Applied Materials, Inc.	459,000	61,322,400
ASML Holding NV	10,747	6,634,768
Intel Corp.	1,086,600	69,542,400
KLA Corp.	3,800	1,255,520
Lam Research Corp.	59,051	35,149,517
Lattice Semiconductor Corp. (a)	111,165	5,004,648
Marvell Technology Group Ltd.	220,875	10,818,458
Microchip Technology, Inc.	15,800	2,452,476
NVIDIA Corp.	297,540	158,865,532
NXP Semiconductors NV	64,953	13,077,637
Qorvo, Inc. (a)	100,700	18,397,890
Qualcomm, Inc.	956,237	126,787,464
Semtech Corp. (a)	97,105	6,700,245
Skyworks Solutions, Inc.	73,800	13,540,824
Synaptics, Inc. (a)	131,464	17,802,855
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	21,300	2,519,364
Texas Instruments, Inc.	123,100	23,264,669
		673,266,934
Software - 13.8%
Adobe, Inc. (a)	438,762	208,574,292
Atlassian Corp. PLC (a)	198,544	41,845,133
Cadence Design Systems, Inc. (a)	288,800	39,562,712
Cloudflare, Inc. (a)	486,655	34,192,380
Coupa Software, Inc. (a)	7,106	1,808,335
Crowdstrike Holdings, Inc. (a)	13,700	2,500,387
Datadog, Inc. Class A (a)	54,085	4,507,444
DocuSign, Inc. (a)	2,800	566,860
Dropbox, Inc. Class A (a)	275,766	7,351,922
Duck Creek Technologies, Inc. (a)(b)	50,300	2,270,542
Dynatrace, Inc. (a)	128,800	6,213,312
Epic Games, Inc. (d)(e)	7,100	6,283,500
Fortinet, Inc. (a)	9,500	1,751,990
Intuit, Inc.	97,490	37,344,519
Microsoft Corp.	1,676,649	395,303,535
Nuance Communications, Inc. (a)	11,728	511,810
Qualtrics International, Inc.	36,400	1,197,924
Salesforce.com, Inc. (a)	1,410,826	298,911,705
ServiceNow, Inc. (a)	42,739	21,374,201
Tanium, Inc. Class B (a)(d)(e)	408,212	4,651,657
Workday, Inc. Class A (a)	3,400	844,662
Xero Ltd. (a)	23,900	2,296,930
Zoom Video Communications, Inc. Class A (a)	2,600	835,354
Zscaler, Inc. (a)	4,100	703,847
		1,121,404,953
Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.	314,600	38,428,390
Dell Technologies, Inc. (a)	345,900	30,491,085
Logitech International SA (b)	7,500	783,750
Samsung Electronics Co. Ltd.	81,300	5,903,579
		75,606,804

TOTAL INFORMATION TECHNOLOGY		2,468,886,002

MATERIALS - 2.3%
Chemicals - 0.9%
FMC Corp.	7,584	838,866
Growmax Resources Corp. (a)(c)(e)	4,800	210
LG Chemical Ltd.	1,220	876,320
PPG Industries, Inc.	15,200	2,283,952
Sherwin-Williams Co.	86,578	63,895,430
Westlake Chemical Corp.	26,048	2,312,802
		70,207,580
Containers & Packaging - 0.1%
Silgan Holdings, Inc.	95,362	4,008,065
Metals & Mining - 1.3%
ArcelorMittal SA Class A unit (a)(b)	94,700	2,762,399
B2Gold Corp.	1,646,929	7,089,907
Barrick Gold Corp. (Canada)	904,966	17,952,417
First Quantum Minerals Ltd.	72,800	1,387,411
Franco-Nevada Corp.	297,517	37,284,915
Freeport-McMoRan, Inc.	415,900	13,695,587
Gatos Silver, Inc.	168,000	1,674,960
Ivanhoe Mines Ltd. (a)	3,314,587	17,064,835
Novagold Resources, Inc. (a)	461,834	4,027,772
Nucor Corp.	54,273	4,356,494
POSCO sponsored ADR	10,900	786,980
		108,083,677

TOTAL MATERIALS		182,299,322

REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Equity Commonwealth	108,591	3,018,830
Prologis (REIT), Inc.	5,579	591,374
		3,610,204
Real Estate Management & Development - 0.0%
WeWork Companies, Inc. Class A (a)(d)(e)	3,404	40,353

TOTAL REAL ESTATE		3,650,557

UTILITIES - 0.2%
Electric Utilities - 0.2%
PG&E Corp. (a)	1,121,100	13,128,081
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	144,350	3,870,024

TOTAL UTILITIES		16,998,105

TOTAL COMMON STOCKS
(Cost $3,605,127,882)		7,833,747,022

Preferred Stocks - 0.8%
Convertible Preferred Stocks - 0.8%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A (d)(e)	19,024	91,769
Series C (d)(e)	74,857	361,098
		452,867
Internet & Direct Marketing Retail - 0.0%
GoBrands, Inc. Series G (d)(e)	3,340	834,056
Zomato Pvt Ltd.:
Series B (d)(e)	4	21,326
Series E (d)(e)	26,796	14
Series G (d)(e)	24	127,959
Series J7 (d)(e)	170	906,375
		1,889,730
Specialty Retail - 0.1%
Fanatics, Inc. Series E (d)(e)	95,908	3,344,312
TOTAL CONSUMER DISCRETIONARY		5,686,909
HEALTH CARE - 0.1%
Biotechnology - 0.1%
23andMe, Inc.:
Series E (a)(d)	46,180	947,868
Series F (a)(d)	200,299	4,111,237
Series F1 (d)	40,321	827,609
ElevateBio LLC Series C (d)(e)	194,500	815,928
		6,702,642
Health Care Providers & Services - 0.0%
Lyra Health, Inc. Series E (d)(e)	26,600	730,697
TOTAL HEALTH CARE		7,433,339
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.4%
Space Exploration Technologies Corp.:
Series G (a)(d)(e)	36,460	15,312,835
Series H (a)(d)(e)	7,256	3,047,447
Series N (d)(e)	24,552	10,311,594
		28,671,876
Air Freight & Logistics - 0.0%
Zipline International, Inc. Series E (d)(e)	66,084	2,156,281
TOTAL INDUSTRIALS		30,828,157
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.0%
ByteDance Ltd. Series E1 (d)(e)	37,932	4,156,368
Software - 0.1%
Delphix Corp. Series D (a)(d)(e)	232,855	1,888,454
Magic Leap, Inc.:
Series B, 8.00% (a)(d)(e)	1,907,399	19
Series C (a)(d)(e)	17,554	0
Series ED (d)(e)	469,823	2,710,879
Nuro, Inc. Series C (d)(e)	190,290	2,484,160
Stripe, Inc. Series H (d)(e)	11,500	461,438
		7,544,950
TOTAL INFORMATION TECHNOLOGY		11,701,318
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
WeWork Companies, Inc.:
Series E (a)(d)(e)	347,358	4,117,742
Series F (a)(d)(e)	16,235	192,457
		4,310,199

TOTAL CONVERTIBLE PREFERRED STOCKS		59,959,922

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
Cazoo Holdings Ltd.:
Series A (d)(e)	1,104	16,171
Series B (d)(e)	19,337	283,241
Series C (d)(e)	393	5,757
Series D (d)(e)	69,079	1,011,843
		1,317,012
TOTAL PREFERRED STOCKS
(Cost $79,678,009)		61,276,934
	Principal Amount	Value

Nonconvertible Bonds - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Magic Leap, Inc. 10% 6/30/22 (Cost $4,756,362)(e)	4,756,362	7,134,543
	Shares	Value

Money Market Funds - 2.4%
Fidelity Cash Central Fund 0.06% (g)	179,774,253	179,810,207
Fidelity Securities Lending Cash Central Fund 0.06% (g)(h)	19,222,656	19,224,578
TOTAL MONEY MARKET FUNDS
(Cost $199,034,360)		199,034,785
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $3,888,596,613)		8,101,193,284
NET OTHER ASSETS (LIABILITIES) - 0.1%		11,731,690
NET ASSETS - 100%		$8,112,924,974

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $59,966,213 or 0.7% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $93,324,845 or 1.2% of net assets.

 (e) Level 3 security

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc.	12/7/18	$160,205
23andMe, Inc. Series E	6/18/15	$500,004
23andMe, Inc. Series F	8/31/17	$2,780,992
23andMe, Inc. Series F1	12/9/20	$699,569
ASAC II LP	10/10/13	$155,030
Blu Investments LLC	5/21/20	$36,484
ByteDance Ltd. Series E1	11/18/20	$4,156,368
Cazoo Holdings Ltd.	9/30/20	$463,836
Cazoo Holdings Ltd. Series A	9/30/20	$15,136
Cazoo Holdings Ltd. Series B	9/30/20	$265,110
Cazoo Holdings Ltd. Series C	9/30/20	$5,388
Cazoo Holdings Ltd. Series D	9/30/20	$947,071
Coinbase, Inc.	2/25/21 - 3/5/21	$2,443,919
Delphix Corp. Series D	7/10/15	$2,095,695
ElevateBio LLC Series C	3/9/21	$815,928
Epic Games, Inc.	7/13/20 - 7/30/20	$4,082,500
Fanatics, Inc. Series E	8/13/20	$1,658,249
GoBrands, Inc. Series G	3/2/21	$834,056
Intact Financial Corp. rights 12/31/21	11/13/20	$962,030
Lyra Health, Inc. Series E	1/14/21	$730,697
Magic Leap, Inc. Series B, 8.00%	10/17/14	$22,049,532
Magic Leap, Inc. Series C	12/23/15	$404,321
Magic Leap, Inc. Series ED	10/6/17	$12,685,221
Nuro, Inc. Series C	10/30/20	$2,484,160
Rad Power Bikes, Inc.	1/21/21	$703,890
Rad Power Bikes, Inc. Series A	1/21/21	$91,769
Rad Power Bikes, Inc. Series C	1/21/21	$361,098
Space Exploration Technologies Corp. Class A	10/16/15 - 2/16/21	$3,185,238
Space Exploration Technologies Corp. Class C	9/11/17	$105,705
Space Exploration Technologies Corp. Series G	1/20/15	$2,824,191
Space Exploration Technologies Corp. Series H	8/4/17	$979,560
Space Exploration Technologies Corp. Series N	8/4/20	$6,629,040
Stripe, Inc. Series H	3/15/21	$461,438
Tanium, Inc. Class B	4/21/17 - 9/18/20	$3,439,433
TulCo LLC	8/24/17 - 12/14/17	$2,643,700
WeWork Companies, Inc. Class A	6/23/15	$111,956
WeWork Companies, Inc. Series E	6/23/15	$11,424,455
WeWork Companies, Inc. Series F	12/1/16	$814,871
Zipline International, Inc. Series E	12/21/20	$2,156,281
Zomato Pvt Ltd.	1/22/21 - 1/29/21	$370,543
Zomato Pvt Ltd. Series B	1/22/21	$16,455
Zomato Pvt Ltd. Series E	1/22/21	$11
Zomato Pvt Ltd. Series G	1/22/21 - 2/5/21	$98,939
Zomato Pvt Ltd. Series J7	12/9/20	$692,405

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$57,716
Fidelity Securities Lending Cash Central Fund	21,966
Total	$79,682

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.